DISPOSITION OF BUSINESSES (Details) $ in Millions	Nov. 30, 2022 USD ($) concession	Nov. 16, 2021 USD ($)	Jul. 16, 2021 USD ($)	Jun. 07, 2021 USD ($)	May 12, 2021 USD ($)
Brazilian electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage	31.00%
Number of transmission concessions | concession	5
Proceeds from disposition of subsidiary	$ 250
Gain on sale of associate	40
Reclassification adjustments on exchange differences on translation, net of tax	$ 9
Chilean toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage		17.00%
Gain on sale of associate		$ 140
Reclassification adjustments on exchange differences on translation, net of tax		(8)
Proceeds from disposition of subsidiary		$ 165
Chilean toll roads | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage		34.00%
Gain on sale of associate		$ 270
Consideration transferred		$ 315
North American residential energy infrastructure operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage			40.00%
Gain on sale of associate			$ 425
Proceeds from disposition of subsidiary			555
Partnership's share of accumulated revaluation surplus			$ 150
Canadian district energy operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage				25.00%
Gain on sale of associate				$ 295
Reclassification adjustments on exchange differences on translation, net of tax				9
Proceeds from disposition of subsidiary				450
Partnership's share of accumulated revaluation surplus				124
Canadian district energy operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Gain on sale of associate				1,200
Consideration transferred				$ 1,800
U.K. regulated distribution operation
Disclosure Of Associates And Joint Ventures [Line Items]
Gain on sale of associate					$ 155
Reclassification adjustments on exchange differences on translation, net of tax					12
Proceeds from disposition of subsidiary					195
Partnership's share of accumulated revaluation surplus					142
Consideration transferred					820
U.K. regulated distribution operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition of subsidiary					$ 340